Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) (Allied Integral United Inc) (10-K) - USD ($)	3 Months Ended				12 Months Ended
	Apr. 03, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue from contracts with customers				$ 184,000	$ 184,000	$ 545,000	$ 1,556,000
Allied Integral United Inc [Member]
Total revenue from contracts with customers		$ 3,744,061	$ 3,387,849		12,655,527	12,499,119
Total revenues		3,744,061	3,387,849		12,655,527	12,499,119
Allied Integral United Inc [Member] | Resident Rent [Member]
Total revenue from contracts with customers		3,413,311	2,819,894		11,961,108	11,821,407
Allied Integral United Inc [Member] | Ancillary [Member]
Total revenue from contracts with customers		203,328	491,632		368,104	297,828
Allied Integral United Inc [Member] | Assisted living [Member]
Total revenue from contracts with customers		119,922	67,814		279,556	258,105
Allied Integral United Inc [Member] | Move In fees [Member]
Total revenue from contracts with customers		$ 7,500	$ 8,509		$ 46,759	$ 121,779